INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 20, 2016	Jun. 19, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax
Deferred income tax charge			$ (458,608)	$ (105,468)	$ (263,989)
Deferred Tax Asset (Liability), Current [Abstract]
NOLs and tax credit carry forwards					971,728
Compensation and benefit plans					93,939
Prepaid expenses					(10,172)
Deferred Tax Asset (Liability), Noncurrent [Abstract]
Other					6,615
Fixed assets and intangibles					(9,065,635)
Total net deferred tax liability					(7,966,815)
Excess tax benefit on share-based awards			$ 0	$ (82)	$ 31
Cablevision Systems Corporation And Subsidiaries
Income tax
Total income tax expense (benefit), discontinued operations						$ 8,731	$ 2,206
Current income tax expense (benefit), discontinued operations						111	108
Deferred income tax expense (benefit) discontinued operations						8,620	2,098
Deferred income tax charge	$ 116,150					133,396	159,779
Deferred Tax Asset (Liability), Current [Abstract]
NOLs and tax credit carry forwards						76,007
Compensation and benefit plans						80,831
Allowance for doubtful accounts						2,196
Merger-related costs						7,332
Inventory valuation adjustment						7,135
Other						26,216
Deferred tax asset						199,717
Valuation allowance						(2,098)
Net deferred tax asset, current						197,619
Investments						(163,396)
Prepaid expenses						(19,627)
Deferred tax liability, current						(183,023)
Net deferred tax asset, current						14,596
Deferred Tax Asset (Liability), Noncurrent [Abstract]
NOLs and tax credit carry forwards						36,866
Compensation and benefit plans						97,005
Partnership investments						123,529
Investments						9,798
Other						9,201
Deferred tax asset						276,399
Valuation allowance						(2,816)
Net deferred tax asset, noncurrent						273,583
Fixed assets and intangibles						(978,418)
Deferred tax liability, noncurrent						(978,418)
Net deferred tax liability, noncurrent						(704,835)
Total net deferred tax liability						(690,239)
Excess tax benefit on share-based awards	$ 82	$ 82				$ 5,694	$ 336